CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 119,109	$ 36,999
Short-term investments		36,001
Restricted deposit	197	198
Accounts receivable	232
Inventory	142	316
Prepaid expenses and other current assets	1,024	958
TOTAL CURRENT ASSETS	120,704	74,472
NON-CURRENT ASSETS
Property and equipment, net	718	805
Restricted deposit	80	29
Other non-current assets		244
TOTAL ASSETS	121,502	75,550
CURRENT LIABILITIES:
Accounts payable and accrued expenses	5,655	4,435
Employee related accrued expenses	2,211	1,950
Deferred revenues	86	650
TOTAL CURRENT LIABILITIES	7,952	7,035
TOTAL LIABILITIES	7,952	7,035
COMMITMENTS AND CONTINGENCIES (NOTE 6)
SHAREHOLDERS’ EQUITY:
Ordinary shares, NIS 0.01 par value; 100,000,000 shares authorized at June 30, 2018 and December 31, 2017; 15,853,286 and 13,751,390 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	43	37
Additional paid-in capital	192,129	115,692
Accumulated deficit	(78,622)	(47,214)
TOTAL SHAREHOLDERS’ EQUITY	113,550	68,515
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 121,502	$ 75,550